Other Income, Net - Schedule of Other Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Subsidy income	$ 2,236	$ 1,393	$ 1,621
Fair value changes of warrants liabilities (note 14)	8,054	1,531	(710)
Investment income from short-term investments	3,471	1,847	2
Dilution gains arising from deemed disposal of investment (Note 10)	449
Exchange losses	(176)	(252)	(351)
Others	(68)	160	2
Other income, net	$ 13,966	$ 4,679	$ 564